Derivative and Hedging Instruments - Summary of Gross Notional Amount and Fair Value of Derivative Instruments (Detail) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedges [Line Items]
Notional amount	$ 440,098,000,000	$ 418,978,000,000
Fair value, assets	17,503,000,000	27,793,000,000
Fair value, liabilities	10,038,000,000	14,962,000,000
Designated [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	2,124,000,000	2,650,000,000
Designated [Member] | Fair value hedges [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount		82,000,000
Designated [Member] | Fair value hedges [Member] | Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	57,000,000	57,000,000
Designated [Member] | Cash flow hedges [Member] | Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	1,251,000,000	1,756,000,000
Designated [Member] | Cash flow hedges [Member] | Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	145,000,000	127,000,000
Designated [Member] | Hedges of net investment in foreign operations [Member] | Foreign Currency Forwards [member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	671,000,000	628,000,000
Non designated [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	437,974,000,000	416,328,000,000
Non designated [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	300,556,000,000	287,182,000,000
Non designated [Member] | Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	36,405,000,000	31,491,000,000
Non designated [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	45,295,000,000	38,853,000,000
Non designated [Member] | Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	18,577,000,000	15,738,000,000
Non designated [Member] | Interest rate futures [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	11,944,000,000	16,750,000,000
Non designated [Member] | Interest rate options [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	10,708,000,000	11,622,000,000
Non designated [Member] | Currency rate futures [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	3,086,000,000	3,467,000,000
Non designated [Member] | Credit default swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	44,000,000	241,000,000
Non designated [Member] | Equity futures [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	11,359,000,000	10,984,000,000
Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	17,503,000,000	27,793,000,000
Fair value, liabilities	10,038,000,000	14,962,000,000
Fair value [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	14,971,000,000	25,735,000,000
Fair value, liabilities	7,829,000,000	12,652,000,000
Fair value [Member] | Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	1,677,000,000	1,098,000,000
Fair value, liabilities	27,000,000	66,000,000
Fair value [Member] | Credit default swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	1,000,000	3,000,000
Fair value [Member] | Designated [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	25,000,000	32,000,000
Fair value, liabilities	380,000,000	482,000,000
Fair value [Member] | Designated [Member] | Fair value hedges [Member] | Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	1,000,000
Fair value, liabilities	1,000,000	4,000,000
Fair value [Member] | Designated [Member] | Cash flow hedges [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets		1,000,000
Fair value [Member] | Designated [Member] | Cash flow hedges [Member] | Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	5,000,000	24,000,000
Fair value, liabilities	379,000,000	468,000,000
Fair value [Member] | Designated [Member] | Cash flow hedges [Member] | Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	10,000,000	6,000,000
Fair value [Member] | Designated [Member] | Hedges of net investment in foreign operations [Member] | Foreign Currency Forwards [member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	9,000,000	1,000,000
Fair value, liabilities		10,000,000
Fair value [Member] | Non designated [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	17,478,000,000	27,761,000,000
Fair value, liabilities	9,658,000,000	14,480,000,000
Fair value [Member] | Non designated [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	11,832,000,000	21,332,000,000
Fair value, liabilities	7,347,000,000	12,190,000,000
Fair value [Member] | Non designated [Member] | Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	790,000,000	838,000,000
Fair value, liabilities	1,722,000,000	1,659,000,000
Fair value [Member] | Non designated [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	2,674,000,000	3,833,000,000
Fair value, liabilities	562,000,000	565,000,000
Fair value [Member] | Non designated [Member] | Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	1,667,000,000	1,092,000,000
Fair value, liabilities	27,000,000	66,000,000
Fair value [Member] | Non designated [Member] | Interest rate options [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	514,000,000	663,000,000
Fair value [Member] | Non designated [Member] | Credit default swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	$ 1,000,000	$ 3,000,000